Share-based Payment Arrangements (Details 1) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of RSUs
Outstanding at January 1	170,727
Granted during the year	59,720	13,345,205
Vested during the year	121,028	(9,930,671)
Outstanding at December 31	109,419	170,727